Share-based Compensation (Share Option Activities) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 15, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Number of Options, Outstanding, Beginning Balance		19,341,696	42,221,805	72,332,425
Number of Options, Granted		0	0	15,768,225
Number of Options, Cancelled to grant restricted share	(18,778,200)		(18,778,200)
Number of Options, Forfeited and expired		(456,870)	(656,286)	(4,727,045)
Number of Options, Exercised		(4,887,757)	(3,445,623)	(41,151,800)
Number of Options, Outstanding, Ending Balance		13,997,069	19,341,696	42,221,805
Number of Options, Vested and exercisable		13,017,318
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance (US$ per share)		$ 0.03	$ 0.03	$ 0.03
Weighted Average Exercise Price, Granted (US$ per share)		$ 0	$ 0	$ 0.03
Weighted Average Exercise Price, Cancelled to grant restricted share (US$ per share)			$ 0.03
Weighted Average Exercise Price, Forfeited and expired (US$ per share)		$ 0.03	$ 0.03	$ 0.03
Weighted Average Exercise Price, Exercised (US$ per share)		$ 0.03	$ 0.03	$ 0.03
Weighted Average Exercise Price, Outstanding, Ending Balance (US$ per share)		$ 0.03	$ 0.03	$ 0.03
Weighted Average Exercise Price, Vested and exercisable (US$ per share)		$ 0.03
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding, Beginning Balance (in years)		6 years 4 months 24 days	7 years 6 months	8 years 4 months 24 days
Weighted Average Remaining Contractual Life, Outstanding, Ending Balance (in years)		5 years 4 months 24 days	6 years 4 months 24 days	7 years 6 months
Weighted Average Remaining Contractual Life, Vested and exercisable (in years)		5 years 4 months 24 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding, Beginning Balance (US$ in million)		$ 13.0	$ 19.5	$ 9.5
Aggregate Intrinsic Value, Exercised (US$ in million)		3.1	2.3
Aggregate Intrinsic Value, Outstanding, Ending Balance (US$ in million)		5.9	13.0	19.5
Aggregate Intrinsic Value, Vested and exercisable (US$ in million)		$ 5.5